Income Taxes - Summary of Operating Loss Carryforwards (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Income Tax [Line Items]
2014	¥ 5,058
2015	5,664
2018	9,443
2019	12,244
2020	3,122
2021	8,764
2022 and thereafter	2,359
Total	¥ 46,654